PROSPECTUS DECEMBER 1, 2000 (REVISED FEBRUARY 28, 2001)
--------------------------------------------------------------------------------

J.P. MORGAN TAX FREE INCOME
FUNDS

INSTITUTIONAL CLASS SHARES

INTERMEDIATE TAX FREE INCOME FUND

TAX FREE INCOME FUND

NEW YORK INTERMEDIATE TAX FREE INCOME FUND

NEW JERSEY TAX FREE INCOME FUND



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                                                        [LOGO] CHASE
                                                        THE RIGHT RELATIONSHIP
                                                        IS EVERYTHING.
                                                        -Registered Trademark-



                                                                  PSTFII-1-201X

INFORMATION ABOUT THE FUNDS

INTERMEDIATE TAX FREE INCOME FUND                 1

TAX FREE INCOME FUND                              7

NEW YORK INTERMEDIATE
TAX FREE INCOME FUND                             13

NEW JERSEY TAX FREE INCOME FUND                  19

FUND MANAGEMENT

THE INVESTMENT ADVISER                           26

PORTFOLIO MANAGERS                               27

HOW YOUR ACCOUNT WORKS                           28

WHO MAY BUY THESE SHARES                         28

BUYING FUND SHARES                               29

SELLING FUND SHARES                              29

OTHER INFORMATION CONCERNING THE FUNDS           30

DISTRIBUTIONS AND TAXES                          30

WHAT THE TERMS MEAN                              32

FINANCIAL HIGHLIGHTS OF THE FUNDS                33

MORE INFORMATION                         BACK COVER

J.P. MORGAN INTERMEDIATE TAX FREE INCOME FUND
--------------------------------------------------------------------------------

[SIDENOTE]

THE FUND'S OBJECTIVE

The Fund seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations.

THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of its total assets in municipal obligations whose interest payments are:

- excluded from gross income

- excluded from the federal alternative minimum tax on individuals

The Fund invests in securities that are rated as investment grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Investors Service Inc. It may also invest in unrated securities of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

The Fund seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

The average dollar-weighted maturity of the Fund's portfolio will be between three and 10 years.

J.P. MORGAN INTERMEDIATE TAX FREE INCOME FUND

Under normal market conditions, the Fund reserves the right to invest up to 20% of its total assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

No more than 25% of total assets may be invested in any one industry, other than governments and public authorities.

The Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

The Fund may also invest in municipal lease obligations. These allow the Fund to participate in municipal lease agreements and installment purchase contracts.

The Fund may invest up to 25% of its total assets in municipal lease obligations backed by letters of credit or guarantees from U.S. and foreign banks and other foreign institutions.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.[GRAPHIC OF GLOBE]

[SIDENOTE]

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in Intermediate Tax Free Income Fund.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

A municipality that gets into financial trouble could find it difficult to make interest and principal payments, which would hurt the Fund's returns and its ability to preserve capital and liquidity. A number of issuers have a recent history of significant financial difficulties. More than 5% of the Fund's total assets may be invested in any one municipality, which could increase this risk.

Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Normally, the Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic insta-

J.P. MORGAN INTERMEDIATE TAX FREE INCOME FUND

bility, the imposition of government controls, or regulations that don't match U.S. standards.

The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than a municipal security without one.

A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.[GRAPHIC OF GLOBE]

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL
DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Institutional Class shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past one, five and ten years. It compares that performance to the Lehman Municipal Bond 3-10 Year Blended Index, a widely recognized market benchmark, and the Lipper Intermediate Municipal Debt Funds Index.

All Fund shares outstanding prior to February 16, 2001 were renamed Institutional Class Shares. On January 1, 1997, the Fund received the assets of a common trust fund which had been maintained by Chase in a tax-free reorganization. The performance of the Fund before that date is based on the historical performance of that common trust fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown. [GRAPHIC OF GLOBE]

YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.

[CHART]

     1991        12.20%
     1992         8.71%
     1993        11.78%
     1994        -3.96%
     1995        14.39%
     1996         3.76%
     1997         8.21%
     1998         6.56%
     1999        -0.55%
     2000         8.56%

BEST QUARTER                 5.92%
                 1ST QUARTER, 1995

WORST QUARTER               -3.52%
                 1ST QUARTER, 1994

J.P. MORGAN INTERMEDIATE TAX FREE INCOME FUND

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 2000
                                               PAST 1 YEAR    PAST 5 YEARS     PAST 10 YEARS
---------------------------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES                    8.56%          5.26%            6.82%
---------------------------------------------------------------------------------------------
 LEHMAN MUNICIPAL BOND 3-10
 YEAR BLENDED INDEX                            8.61%          5.32%            6.53%
---------------------------------------------------------------------------------------------
 LIPPER INTERMEDIATE MUNICIPAL
 DEBT FUNDS INDEX                              8.67%          4.80%            6.09%
---------------------------------------------------------------------------------------------

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
--------------------------------------------------------------------------------
 NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                    TOTAL ANNUAL
                    MANAGEMENT      DISTRIBUTION      OTHER         FUND OPERATING
 CLASS OF SHARES    FEE             (12B-1) FEE       EXPENSES      EXPENSES
----------------------------------------------------------------------------------
 INSTITUTIONAL
 CLASS              0.30%           NONE              0.45%#        0.75%#
----------------------------------------------------------------------------------

* THE TABLE IS BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

# RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE
  ARRANGEMENTS.

THE TABLE DOES NOT REFLECT CHARGES OR CREDITS THAT YOU MAY INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000
- you sell all your shares at the end of the period
- your investment has a 5% return each year
- you reinvested all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES     $77         $240         $417         $930
--------------------------------------------------------------------------------

J.P. MORGAN TAX FREE INCOME FUND
--------------------------------------------------------------------------------

[SIDENOTE]

THE FUND'S OBJECTIVE

The Fund seeks to provide monthly dividends that are excluded from gross income and to protect the value of your investment by investing primarily in municipal obligations.

THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of its total assets in municipal obligations whose interest payments are:

- excluded from gross income, and

- excluded from the federal alternative minimum tax on individuals.

The Fund invests in securities that are rated as investment grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Investors Service Inc. It may also invest in unrated securities of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

The Fund seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio.

J.P. MORGAN TAX FREE INCOME FUND

Under normal market conditions, the Fund reserves the right to invest up to 20% of its total assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

No more than 25% of total assets may be invested in any one industry, other than governments and public authorities.

The Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

The Fund may also invest in municipal lease obligations. These allow the Fund to participate in municipal lease agreements and installment purchase contracts.

The Fund may invest up to 25% of its total assets in municipal lease obligations backed by letters of credit or guarantees from U.S. and foreign banks and other foreign institutions.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.[GRAPHIC OF GLOBE]

[SIDENOTE]

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in Tax Free Income Fund.

The principal value of fixed-income investments tends to fall when prevailing interest rates rise.

A municipality that gets into financial trouble could find it difficult to make interest and principal payments, which would hurt the Fund's returns and its ability to preserve capital and liquidity. A number of issuers have a recent history of significant financial difficulties. More than 5% of the Fund's total assets may be invested in any one municipality, which could increase this risk.

Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Normally, the Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that do not match U.S. standards.

J.P. MORGAN TAX FREE INCOME FUND

The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than a municipal security without one.

A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.[GRAPHIC OF GLOBE]

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL
DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Institutional Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past one, five and ten years. It compares that performance to the Lehman Municipal Bond Index, a widely recognized market benchmark, and the Lipper General Municipal Debt Funds Index.

All Fund shares outstanding prior to February 16, 2001 were renamed Institutional Class Shares. On January 1, 1997, the Fund received the assets of a common trust fund which had been maintained by Chase in a tax-free reorganization. The performance of the Fund before that date is based on the historical performance of that common trust fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.[GRAPHIC OF GLOBE]

YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.

[CHART]

     1991        11.48%
     1992         9.13%
     1993        11.32%
     1994        -3.88%
     1995        14.44%
     1996         4.09%
     1997         9.11%
     1998         6.49%
     1999        -3.26%
     2000        11.68%

BEST QUARTER                 5.72%
                 1ST QUARTER, 1995

WORST QUARTER               -3.29%
                 1ST QUARTER, 1994

J.P. MORGAN TAX FREE INCOME FUND

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 2000
                                               PAST 1 YEAR    PAST 5 YEARS     PAST 10 YEARS
---------------------------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES                    11.68%         5.49%            6.89%
---------------------------------------------------------------------------------------------
 LEHMAN MUNICIPAL BOND INDEX                   11.68%         5.84%            7.32%
---------------------------------------------------------------------------------------------
 LIPPER GENERAL MUNICIPAL DEBT
 FUNDS INDEX                                   11.10%         4.99%            6.79%
---------------------------------------------------------------------------------------------

FEES AND EXPENSES

This table describes the fees that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
--------------------------------------------------------------------------------
 NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                    TOTAL ANNUAL
                    MANAGEMENT      DISTRIBUTION      OTHER         FUND OPERATING
 CLASS OF SHARES    FEE             (12B-1) FEE       EXPENSES      EXPENSES
----------------------------------------------------------------------------------
 INSTITUTIONAL
 CLASS              0.30%           NONE              0.45%#        0.75%#
----------------------------------------------------------------------------------

* THE TABLE IS BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

# RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE
  ARRANGEMENTS.

THE TABLE DOES NOT REFLECT CHARGES OR CREDITS THAT YOU MAY INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000
- you sell all your shares at the end of the period
- your investment has a 5% return each year
- you reinvested all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES     $77         $240         $417         $930
--------------------------------------------------------------------------------

J.P. MORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND
--------------------------------------------------------------------------------

[SIDENOTE]

THE FUND'S OBJECTIVE

The Fund seeks to provide monthly dividends that are excluded from gross income and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.


THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of its total assets in New York municipal obligations whose interest payments are:

- excluded from gross income and exempt from New York State and New York City income taxes, and

-    excluded from the federal alternative minimum tax on individuals.

New York municipal obligations are those issued by New York State, its political subsidiaries, as well as Puerto Rico, other U.S. territories and their political subdivisions.

The Fund invests in securities that are rated as investment grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Investors Service Inc. It may also invest in unrated securities of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

The Fund seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

J.P. MORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND

The average dollar-weighted maturity of the Fund's portfolio will be between three and 10 years.

Under normal market conditions, the Fund reserves the right to invest up to 20% of its total assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or New York State and New York City personal income taxes. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

No more than 25% of total assets may be invested in any one industry, other than governments and public authorities.

The Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

The Fund may also invest in municipal lease obligations. These allow the Fund to participate in municipal lease agreements and installment purchase contracts.

The Fund may invest up to 25% of its total assets in municipal lease obligations backed by letters of credit or guarantees from U.S. and foreign banks and other foreign institutions.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.[GRAPHIC OF GLOBE]

[SIDENOTE]

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in New York Intermediate Tax Free Income Fund.

The principal value of fixed-income investments tends to fall when prevailing interest rates rise.

The Fund invests primarily in New York State and its municipalities and public authorities. A number of municipal issuers, including the State of New York and New York City, have a history of financial problems. If the state, or any of the local government bodies, gets into financial trouble, it could have trouble paying interest and principal. This would hurt the Fund's returns and its ability to preserve capital and liquidity. If more than 5% of the Fund's total assets are invested in any one municipality, this risk could increase.

Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Normally, the Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

J.P. MORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than a municipal security without one.

A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.[GRAPHIC OF GLOBE]

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL
DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Institutional Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past one, five and ten years. It compares that performance to the Lehman New York Municipal Bond Index and the Lehman Municipal Bond Index, both widely recognized market benchmarks, and the Lipper New York Municipal Debt Funds Index.

All Fund shares outstanding prior to February 16, 2001 were renamed Institutional Class Shares. On January 1, 1997, the Fund received the assets of a common trust fund which had been maintained by Chase in a tax-free reorganization. The performance of the Fund before that date is based on the historical performance of that common trust fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.[GRAPHIC OF GLOBE]

YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.

[CHART]

     1991        11.82%
     1992         9.08%
     1993        11.28%
     1994        -5.81%
     1995        15.42%
     1996         3.06%
     1997         8.46%
     1998         6.45%
     1999        -1.41%
     2000         9.93%

BEST QUARTER                 5.82%
                  1ST QUARTER 1995

WORST QUARTER               -4.27%
                 1ST QUARTER, 1994

J.P. MORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 2000
                                               PAST 1 YEAR    PAST 5 YEARS     PAST 10 YEARS
---------------------------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES                     9.93%         5.23%            6.64%
---------------------------------------------------------------------------------------------
 LEHMAN MUNICIPAL BOND INDEX                   11.68%         5.84%            7.32%
---------------------------------------------------------------------------------------------
 LEHMAN NEW YORK MUNICIPAL
 BOND INDEX                                    12.01%         6.17%            7.96%@
---------------------------------------------------------------------------------------------
 LIPPER NEW YORK MUNICIPAL
 DEBT FUNDS INDEX                              12.16%         4.88%            6.82%
---------------------------------------------------------------------------------------------

@ REFLECTS THE AVERAGE ANNUAL RETURN SINCE INCEPTION (JUNE 30, 1993). THE
  BENCHMARK LACKS TEN YEARS OF HISTORY.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
--------------------------------------------------------------------------------
 NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                    TOTAL ANNUAL
                    MANAGEMENT      DISTRIBUTION      OTHER         FUND OPERATING
 CLASS OF SHARES    FEE             (12B-1) FEE       EXPENSES      EXPENSES
----------------------------------------------------------------------------------
 INSTITUTIONAL
 CLASS              0.30%           NONE              0.47%#        0.77%#
----------------------------------------------------------------------------------

* THE TABLE IS BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

# RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE
  ARRANGEMENTS.

THE ACTUAL OTHER EXPENSES ARE CURRENTLY EXPECTED TO BE 0.45% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.75%. THAT IS BECAUSE
J.P. MORGAN FLEMING ASSET MANAGEMENT (USA), INC. (JPMFAM (USA)) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. JPMFAM (USA) AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.

THE TABLE DOES NOT REFLECT CHARGES OR CREDITS THAT YOU MAY INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000
- you sell all your shares at the end of the period
- your investment has a 5% return each year
- you reinvested all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES     $79         $246         $428         $954
--------------------------------------------------------------------------------

J.P. MORGAN NEW JERSEY TAX FREE INCOME FUND
--------------------------------------------------------------------------------

[SIDENOTE]

THE FUND'S OBJECTIVE

The Fund seeks to provide monthly dividends that are excluded from gross income and are exempt from the New Jersey gross income tax, that state's personal income tax.

THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of its total assets in New Jersey municipal obligations whose interest payments are:

- excluded from gross income and exempt from New Jersey income taxes

- excluded from the federal alternative minimum tax on individuals


New Jersey municipal obligations are those issued by the State of New Jersey, its political subsidiaries, as well as Puerto Rico, other U.S. territories and their political subdivisions.

The Fund invests in securities that are rated as investment grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Investors Service Inc. It may also invest in unrated securities of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

The Fund seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along

J.P. MORGAN NEW JERSEY TAX FREE INCOME FUND

the yield curve in an attempt to maximize investment returns while minimizing risk.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio.

Under normal market conditions, the Fund reserves the right to invest up to 20% of its total assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or New Jersey personal income taxes. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

No more than 25% of total assets may be invested in any one industry, other than governments and public authorities.

The Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

The Fund may also invest in municipal lease obligations. These allow the Fund to participate in municipal lease agreements and installment purchase contracts.

The Fund may invest up to 25% of its total assets in municipal lease obligations backed by letters of credit or guarantees from U.S. and foreign banks and other foreign institutions.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.[GRAPHIC OF GLOBE]

[SIDENOTE]

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in New Jersey Tax Free Income Fund.

The principal value of fixed-income investments tends to fall when prevailing interest rates rise.

The Fund invests primarily in the State of New Jersey and its municipalities and public authorities. If the state, or any of the local government bodies, gets into financial trouble, it could have trouble paying interest and principal. This would hurt the Fund's returns and its ability to preserve capital and liquidity. If more than 5% of the Fund's total assets are invested in any one municipality, this risk could increase.

Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Normally, the Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government con-

J.P. MORGAN NEW JERSEY TAX FREE INCOME FUND

trols, or regulations that don't match U.S. standards.

The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than a municipal security without one.

A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.[GRAPHIC OF GLOBE]

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Institutional Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past one, five and ten years. It compares that performance to the Lehman Municipal Bond Index, Lehman 7-Year Municipal Bond Index and Lehman Quality Intermediate Index, widely recognized market benchmarks, and the Lipper New Jersey Municipal Debt Funds Average.

All Fund shares outstanding prior to February 16, 2001 were renamed Institutional Class Shares. On January 1, 1997, the Fund received the assets of a common trust fund which had been maintained by Chase in a tax-free reorganization. The performance of the Fund before that date is based on the historical performance of that common trust fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.[GRAPHIC OF GLOBE]

YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.

[CHART]

     1991        10.05%
     1992         6.70%
     1993         9.89%
     1994        -2.38%
     1995        11.72%
     1996         3.16%
     1997         7.66%
     1998         6.20%
     1999        -1.93%
     2000        11.46%

BEST QUARTER                 4.96%
                 4TH QUARTER, 2000

WORST QUARTER               -2.60%
                 1ST QUARTER, 1994

J.P. MORGAN NEW JERSEY TAX FREE INCOME FUND

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 2000
                                               PAST 1 YEAR    PAST 5 YEARS     PAST 10 YEARS
---------------------------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES                    11.46%         5.21%            6.14%
---------------------------------------------------------------------------------------------
 LEHMAN MUNICIPAL BOND INDEX                   11.68%         5.84%            7.32%
---------------------------------------------------------------------------------------------
 LEHMAN 7-YEAR MUNICIPAL
 BOND INDEX                                     9.07%         5.39%            6.75%
---------------------------------------------------------------------------------------------
 LEHMAN QUALITY INTERMEDIATE
 INDEX                                          8.63%         5.26%            5.45%@
---------------------------------------------------------------------------------------------
 LIPPER NEW JERSEY MUNICIPAL
 DEBT FUNDS AVERAGE                            11.08%         4.75%            6.57%
---------------------------------------------------------------------------------------------

@ REFLECTS THE AVERAGE ANNUAL RETURN SINCE INCEPTION (JUNE 30, 1993). THE
  BENCHMARK LACKS TEN YEARS OF HISTORY.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
--------------------------------------------------------------------------------
 NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                    TOTAL ANNUAL
                    MANAGEMENT      DISTRIBUTION      OTHER         FUND OPERATING
 CLASS OF SHARES    FEE             (12B-1) FEE       EXPENSES      EXPENSES
----------------------------------------------------------------------------------
 INSTITUTIONAL
 CLASS              0.30%           NONE              0.64%#        0.94%#
----------------------------------------------------------------------------------

* THE TABLE IS BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

# RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE
  ARRANGEMENTS.

THE ACTUAL OTHER EXPENSES ARE CURRENTLY EXPECTED TO BE 0.45% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.75%. THAT IS BECAUSE
J.P. MORGAN FLEMING ASSET MANAGEMENT (USA), INC. (JPMFAM (USA)) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. JPMFAM (USA) AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.

THE TABLE DOES NOT REFLECT CHARGES OR CREDITS THAT YOU MAY INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000
- you sell all your shares at the end of the period
- your investment has a 5% return each year
- you reinvested all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES     $96         $300         $520         $1,155
--------------------------------------------------------------------------------

THE FUNDS' INVESTMENT ADVISER
--------------------------------------------------------------------------------

J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM(USA)) is the investment adviser to each Fund. JPMFAM (USA) is a wholly-owned subsidiary of J.P. Morgan Chase & Co., a bank holding company. JPMFAM (USA) provides the Funds with investment advice and supervision. JPMFAM (USA) provides discretionary investment services to institutional clients and is located at 1211 Avenue of the Americas, New York, NY 10036.

Prior to February 28, 2001 the adviser to the Funds was The Chase Manhattan Bank. During the fiscal year ended August 31, 2000, Chase was paid management fees (net of waivers) of 0.24% of average daily net assets of the Funds.

PORTFOLIO MANAGERS

TAX FREE INCOME FUND
NEW YORK INTERMEDIATE TAX FREE INCOME FUND
NEW JERSEY TAX FREE INCOME FUND

Pamela Hunter and Richard Taormina are responsible for the day-to-day management of each of the Funds since they began. Ms. Hunter is a Managing Director at JPMFAM (USA) and heads the team providing tax exempt strategy, research and portfolio managment. She has been employed at JPMFAM (USA) and its predecessors since 1980. Mr. Taormina is a Municipal Portfolio Manager and Analyst at
JPMFAM (USA). He joined the company in October 1997. Before joining
JPMFAM (USA), he was a Senior Municipal Bond Trader at The Vanguard Group of Investment Companies, beginning in 1990.

INTERMEDIATE TAX FREE INCOME FUND

Ms. Hunter and Carolyn J. Gill are responsible for the day-to-day management of the Intermediate Tax Free Income Fund. Ms. Gill is a Vice President and Senior Portfolio Manager at JPMFAM (USA). She has been employed at JPMFAM (USA) and its predecessors since 1986.[GRAPHIC OF GLOBE]

HOW YOUR ACCOUNT WORKS
--------------------------------------------------------------------------------

WHO MAY BUY THESE SHARES

Only qualified investors may buy shares. Qualified Fund investors are trusts, fiduciary accounts and investment management clients of JPMFAM (USA), other financial institutions or their affiliates. The financial institution must have an agreement with the Funds to buy and sell shares.

Financial institutions may set other eligibility requirements, including minimum investments. They must maintain at least $5 million in an account with one or more J.P. Morgan Funds on behalf of their clients. If you are no longer a qualified investor, your financial institution may redeem your shares or allow you to keep holding your shares through a separate account. If you hold Fund shares through a separate account, you may incur additional fees. The Funds may refuse to sell Fund shares to any institution.

BUYING FUND SHARES

THROUGH YOUR FINANCIAL INSTITUTION
Tell JPMFAM (USA) or your financial institution which Funds you want to buy. Your financial institution is responsible for forwarding orders in a timely manner. Your financial institution may impose different minimum investments and earlier deadlines to buy shares.

The price of the shares is based on the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. If the account administrator at your financial institution receives your order in proper form before the New York Stock Exchange closes regular trading (or the institution's earlier deadline, if any) and the order, along with payment in federal funds, is received by the Funds before they close for business, your order will be confirmed at that day's net asset value. Each Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time.) Each Fund generally values its assets at their market value but may use fair value if market prices are unavailable.

You can buy shares on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open.

You must provide a Social Security Number or Taxpayer Identification Number when you open an account.

Each Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

The Fund will not issue certificates for shares.

SELLING FUND SHARES

THROUGH YOUR FINANCIAL INSTITUTION
Tell your financial institution which Funds you want to sell. You must supply the names of the registered shareholders on your account and your account number. Your financial institution is responsible for sending the Funds all necessary documents and may charge you for this service.

You can sell some or all of your shares on any day the J.P. Morgan Funds Service Center is accepting purchase orders. You'll receive the next NAV calculated after the J.P. Morgan Funds Service Center receives your order in proper form from your financial institution. If the Fund receives your order before the New York Stock Exchange closes regular trading, you will receive that day's net asset value.

The Funds generally send proceeds of the sale in federal funds to your financial institution on the business day after the Fund receives your request in proper form.

Under unusual circumstances, the Funds may stop accepting orders to sell shares or postpone payment for more than seven days, as federal securities laws permit.

HOW YOUR ACCOUNT WORKS

OTHER INFORMATION CONCERNING THE FUNDS

You may authorize your financial institution to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, your financial institution has a responsibility to take all reasonable precautions to confirm that the instructions are genuine. If your financial institution fails to use such reasonable precautions, it may be liable for any losses due to unauthorized or fraudulent instructions. Investors agree, however, that they will not hold the Funds or their financial institution or any of their agents liable for any losses or expenses arising from any sales request, if reasonable precautions are taken.

Your financial institution may offer other services. These could include special procedures for buying and selling Fund shares, such as pre-authorized or systematic buying and selling plans. Each financial institution may establish its own terms and conditions for these services.

The Funds have agreements with certain shareholder servicing agents (including JPMFAM (USA)) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Shares of each Fund held by investors serviced by the shareholder servicing agent.

JPMFAM (USA) and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

J.P. Morgan Fund Distributors, Inc. (JPM), a subsidiary of The BISYS Group, Inc., is the Funds' distributor. JPM is unaffiliated with JPMFAM (USA).

DISTRIBUTIONS AND TAXES

Each Fund can earn income and it can realize capital gain. The Funds deduct any expenses then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily and distribute any net investment income (other than short-term capital gains) at least monthly. Each Fund distributes net capital gain at least annually. You have three options for your distributions. You may: reinvest all of them in additional Fund shares without a sales charge; take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or take all distributions in cash or as a deposit in a pre-assigned bank account.

If your financial institution does not offer distribution reinvestment or if you don't select an option when you open your account, we'll pay all dis-tributions in cash. The taxation of dividends won't be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income are not subject to federal income taxes, but will generally be subject to state and local taxes. However, for the New York Intermediate Tax Free Income Fund, New York residents will not have to pay New York State or New York City personal income taxes on tax-exempt income from New York municipal obligations. Similarly, for the New Jersey Tax Free Income Fund, New Jersey residents will not have to pay New Jersey personal income taxes on tax-exempt income from New Jersey municipal obligations. The state or municipality where you live may not charge you state or local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even thought the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is a general summary of the tax implications of investing in the Funds. Please consult your tax adviser to see how investing in the Funds will affect your own tax situation.[GRAPHIC OF GLOBE]

WHAT THE TERMS MEAN
--------------------------------------------------------------------------------

DEBT SECURITIES: securities used by issuers, such as governmental entities and corporations, to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and repays the amount borrowed at the maturity date of the security. However, if a borrower issues a zero coupon debt security, it does not make regular interest payments.

DISTRIBUTION FEE: a fee that covers the cost of the distribution system used to sell shares to the public.

DOLLAR-WEIGHTED AVERAGE MATURITY: the average maturity of the Fund is the average amount of time until the issuers of the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of the debt security in the Fund's portfolio, the more weight it gets in calculating this average.

INVESTMENT ADVISORY FEE: a fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

OTHER EXPENSES: miscellaneous items, including transfer agency, custody and registration fees.

REPURCHASE AGREEMENTS: a type of short-term investment in which a dealer sells securities to the Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder-servicing agents to provide certain support services for your account.[GRAPHIC OF GLOBE]

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Financial Highlights tables are intended to help you understand the Funds' financial performance for the periods since shares were first offered. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions).

The following tables provide selected per share data and ratios for one Institutional Class Share outstanding throughout each period shown.

This information is supplemented by financial statements including accompanying notes appearing in the Funds' Annual Report to Shareholders for the year ended August 31, 2000, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Funds or their Shareholder Servicing Agent.

The financial statements, which include the financial highlights have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

FINANCIAL HIGHLIGHTS

J.P. MORGAN INTERMEDIATE TAX FREE INCOME FUND*

                                                Year       Year       Year   1/1/97**
                                               ended      ended      ended    through
                                             8/31/00    8/31/99    8/31/98    8/31/97
PER SHARE OPERATING PERFORMANCE:
-------------------------------------------------------------------------------------
Net asset value, beginning of period          $10.42     $10.93     $10.85     $10.75
-------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                        0.46       0.52       0.56       0.39
   Net gain or losses in securities
   (both realized and unrealized)               0.10      (0.39)      0.29       0.10
                                              ------     ------     ------     ------
   Total from investment operations             0.56       0.13       0.85       0.49
                                              ------     ------     ------     ------
  Less distributions:

   Dividends from net investment income         0.46       0.52       0.56       0.39
   Distributions from capital gains             0.06       0.12       0.21         --
                                              ------     ------     ------     ------

   Total distributions                          0.52       0.64       0.77       0.39
-------------------------------------------------------------------------------------
Net asset value, end of period                $10.46     $10.42     $10.93     $10.85
-------------------------------------------------------------------------------------

TOTAL RETURN                                   5.54%      1.15%      8.08%      4.58%
=====================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------
Net assets, end of period (millions)            $694       $729       $717       $631
-------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
Expenses                                       0.57%      0.03%      0.02%      0.02%
-------------------------------------------------------------------------------------
Net investment income                          4.49%      4.81%      5.10%      5.40%
-------------------------------------------------------------------------------------
Expenses without waivers,
reimbursements and earnings credits            0.66%      0.50%      0.50%      0.50%
-------------------------------------------------------------------------------------
Net investment income without waivers,
reimbursements and earnings credits            4.40%      4.34%      4.62%      4.92%
-------------------------------------------------------------------------------------
Portfolio turnover rate                          60%        62%        71%        60%
-------------------------------------------------------------------------------------

 * Formerly Chase Vista Select Intermediate Tax Free Income Fund.
** Commencement of operations.
 # Short periods have been annualized.

FINANCIAL HIGHLIGHTS

J.P. MORGAN TAX FREE INCOME FUND*

                                                Year       Year       Year   1/1/97**
                                               ended      ended      ended    through
                                             8/31/00    8/31/99    8/31/98    8/31/97
PER SHARE OPERATING PERFORMANCE:
-------------------------------------------------------------------------------------
Net asset value, beginning of period           $6.19      $6.60      $6.45      $6.39
-------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                        0.30       0.34       0.35       0.24
   Net gain or losses in securities
   (both realized and unrealized)               0.06      (0.37)      0.21       0.06
                                              ------     ------     ------     ------
   Total from investment operations             0.36      (0.03)      0.56       0.30
                                              ------     ------     ------     ------
  Less distributions:
   Dividends from net investment income         0.30       0.34       0.35       0.24
   Distributions from capital gains               --       0.04       0.06         --
                                              ------     ------     ------     ------
   Total distributions                          0.30       0.38       0.41       0.24
-------------------------------------------------------------------------------------
Net asset value, end of period                 $6.25      $6.19      $6.60      $6.45
-------------------------------------------------------------------------------------

TOTAL RETURN                                   6.11%     (0.63%)     8.99%      4.86%
=====================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------
Net assets, end of period (millions)            $753       $744       $761       $677
-------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
Expenses                                       0.57%      0.03%      0.02%      0.02%
-------------------------------------------------------------------------------------
Net investment income                          4.98%      5.25%      5.39%      5.73%
-------------------------------------------------------------------------------------
Expenses without waivers,
reimbursements and earnings credits            0.66%      0.50%      0.50%      0.49%
-------------------------------------------------------------------------------------
Net investment income without waivers,
reimbursements and earnings credits            4.89%      4.78%      4.91%      5.26%
-------------------------------------------------------------------------------------
Portfolio turnover rate                          35%        39%        47%        48%
-------------------------------------------------------------------------------------

 * Formerly Chase Vista Select Tax Free Income Fund.
** Commencement of operations.
 # Short periods have been annualized.

FINANCIAL HIGHLIGHTS

J.P. MORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND*

                                                Year       Year       Year   1/1/97**
                                               ended      ended      ended    through
                                             8/31/00    8/31/99    8/31/98    8/31/97
PER SHARE OPERATING PERFORMANCE:
-------------------------------------------------------------------------------------
Net asset value, beginning of period           $6.91      $7.29      $7.15      $7.09
-------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                        0.31       0.35       0.37       0.26
   Net gain or losses in securities
     (both realized and unrealized)             0.10      (0.31)      0.21       0.06
                                              ------     ------     ------     ------
   Total from investment operations             0.41       0.04       0.58       0.32
                                              ------     ------     ------     ------
  Less distributions:
   Dividends from net investment income         0.31       0.35       0.37       0.26
   Distributions from capital gains               --       0.07       0.07         --
                                              ------     ------     ------     ------
   Total distributions                          0.31       0.42       0.44       0.26
-------------------------------------------------------------------------------------
Net asset value, end of period                 $7.01      $6.91      $7.29      $7.15
-------------------------------------------------------------------------------------

TOTAL RETURN                                   6.13%      0.38%      8.37%      4.62%
=====================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------
Net assets, end of period (millions)            $277       $295       $283       $235
-------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
Expenses                                       0.58%      0.04%      0.03%      0.03%
-------------------------------------------------------------------------------------
Net investment income                          4.48%      4.85%      5.08%      5.52%
-------------------------------------------------------------------------------------
Expenses without waivers,
reimbursements and earnings credits            0.70%      0.53%      0.53%      0.53%
-------------------------------------------------------------------------------------
Net investment income without waivers,
reimbursements and earnings credits            4.36%      4.36%      4.58%      5.02%
-------------------------------------------------------------------------------------
Portfolio turnover rate                          46%        39%        66%        32%
-------------------------------------------------------------------------------------

 * Formerly Chase Vista Select New York Intermediate Tax Free Income Fund. ** Commencement of operations.
 # Short periods have been annualized.

FINANCIAL HIGHLIGHTS

J.P. MORGAN NEW JERSEY TAX FREE INCOME FUND*

                                                Year       Year       Year   1/1/97**
                                               ended      ended      ended    through
                                             8/31/00    8/31/99    8/31/98    8/31/97
PER SHARE OPERATING PERFORMANCE:
-------------------------------------------------------------------------------------
Net asset value, beginning of period           $9.61     $10.24     $10.04      $9.99
-------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                        0.44       0.49       0.52       0.37
   Net gain or losses in securities
     (both realized and unrealized)             0.12      (0.45)      0.24       0.05
                                              ------     ------     ------     ------
   Total from investment operations             0.56       0.04       0.76       0.42
                                              ------     ------     ------     ------
  Less distributions:
   Dividends from net investment income         0.44       0.49       0.52       0.37
   Distributions from capital gains               --       0.18       0.04         --
                                              ------     ------     ------     ------
   Total distributions                          0.44       0.67       0.56       0.37
-------------------------------------------------------------------------------------
Net asset value, end of period                 $9.73      $9.61     $10.24     $10.04
-------------------------------------------------------------------------------------

TOTAL RETURN                                   6.08%      0.37%      7.82%      4.20%
=====================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------
Net assets, end of period (millions)             $73        $68        $71        $64
-------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
Expenses                                       0.59%      0.04%      0.02%      0.02%
-------------------------------------------------------------------------------------
Net investment income                          4.67%      4.94%      5.16%      5.52%
-------------------------------------------------------------------------------------
Expenses without waivers,
reimbursements and earnings credits            0.82%      0.63%      0.63%      0.57%
-------------------------------------------------------------------------------------
Net investment income without waivers,
reimbursements and earnings credits            4.44%      4.35%      4.55%      4.97%
-------------------------------------------------------------------------------------
Portfolio turnover rate                          48%        24%        60%        14%
-------------------------------------------------------------------------------------

 * Formerly Chase Vista Select New Jersey Tax Free Income Fund.
** Commencement of operations.
 # Short periods have been annualized.

HOW TO REACH US
--------------------------------------------------------------------------------

MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. By law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

J.P. MORGAN FUND SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

If you buy your shares through The JPMFAM (USA) Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information on-line at www.chasevista.com on the Internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
E-MAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-7843

-C- 2001 J.P. Morgan Chase & Co.
All Rights Reserved.

February 2001

J.P. Morgan Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

--------------------------------------------------------------------------------
PROSPECTUS FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                             J.P. Morgan
                                             Tax Free
                                             Income
                                             Funds

                                             THIS PROSPECTUS OFFERS:

                                             CLASS A, CLASS B AND CLASS C SHARES

TAX FREE INCOME
FUND

NEW YORK
INTERMEDIATE
TAX FREE INCOME
FUND

CALIFORNIA
INTERMEDIATE
TAX FREE
FUND

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                         -----------------------
                                                         [LOGO] JPMorgan Fleming
                                                         Asset Management

                                                                    PSTFI-1-201X

--------------------------------------------------------------------------------
INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------

TAX FREE INCOME FUND                                                           1

NEW YORK INTERMEDIATE TAX FREE INCOME
FUND                                                                           9

CALIFORNIA INTERMEDIATE TAX FREE FUND                                         18

--------------------------------------------------------------------------------
FUND MANAGEMENT
--------------------------------------------------------------------------------

THE INVESTMENT ADVISER                                                        25

PORTFOLIO MANAGERS                                                            26

--------------------------------------------------------------------------------
HOW YOUR ACCOUNT WORKS                                                        27
--------------------------------------------------------------------------------

ABOUT SALES CHARGES                                                           27

BUYING FUND SHARES                                                            29

SELLING FUND SHARES                                                           31

EXCHANGING FUND SHARES                                                        32

OTHER INFORMATION CONCERNING THE FUNDS                                        32

DISTRIBUTIONS AND TAXES                                                       33

--------------------------------------------------------------------------------
SHAREHOLDER SERVICES                                                          35
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT THE TERMS MEAN                                                           36
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS OF THE FUNDS                                             38
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MORE INFORMATION                                                      BACK COVER
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN TAX FREE INCOME FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks to provide monthly dividends that are excluded from gross income and to protect the value of your investment by investing primarily in municipal obligations.

The Fund's main investment strategy

As a fundamental policy, the Fund normally invests at least 80% of its total assets in municipal obligations whose interest payments are:

o     excluded from gross income

o     excluded from the federal alternative minimum tax on individuals

Municipal obligations include those issued by Puerto Rico, other U.S. territories and their political subdivisions.

The Fund invests in securities that are rated as investment grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Investors Service Inc. It may also invest in unrated securities of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

The Fund seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

J.P. MORGAN TAX FREE INCOME FUND

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio.

Under normal market conditions, the Fund reserves the right to invest up to 20% of its total assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

No more than 25% of total assets may be invested in any one industry, other than governments and public authorities.

The Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

The Fund may also invest in municipal lease obligations. These allow the Fund to participate in municipal lease agreements and installment purchase contracts.

The Fund may invest up to 25% of its total assets in municipal lease obligations backed by letters of credit or guarantees from U.S. and foreign banks and other foreign institutions.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in Tax Free Income Fund.

The principal value of fixed-income investments tends to fall when prevailing interest rates rise.

A municipality that gets into financial trouble could find it difficult to make interest and principal payments, which would hurt the Fund's returns and its ability to preserve capital and liquidity. A number of issuers have a recent history of significant financial difficulties. More than 5% of the Fund's total assets may be invested in any one municipality, which could increase this risk.

Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Normally, the Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government

J.P. MORGAN TAX FREE INCOME FUND

controls, or regulations that don't match U.S. standards.

The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than a municipal security without one.

A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past one, five and ten years. It compares that performance to the Lehman Municipal Bond Index, a widely recognized market benchmark, and the Lipper General Municipal Debt Funds Index.

The performance for the period before Class A shares were launched on February 16, 2001 is based on the performance of Institutional Class shares of the Fund. The actual returns of Class A shares would have been lower than shown because Class A shares have higher expenses than Institutional Class shares.

On January 1, 1997, the Fund received the assets of a common trust fund which had been maintained by Chase in a tax-free reorganization. The performance of the Fund before that date is based on the historical performance of that common trust fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares. If the load were reflected, the performance figures would have been lower.

The bars for 1991-2000 are based upon performance for Institutional Class shares of the Fund.

   [The following table was depicted as a bar chart in the printed material.]

1991           11.48%

1992            9.13%

1993           11.32%

1994           -3.88%

1995           14.44%

1996            4.09%

1997            9.11%

1998            6.49%

1999           -3.26%

2000           11.68%

--------------------------------------------------------------------------------
BEST QUARTER                                                               5.72%
--------------------------------------------------------------------------------
                                                               1st quarter, 1995

--------------------------------------------------------------------------------
WORST QUARTER                                                             -3.29%
--------------------------------------------------------------------------------
                                                               1st quarter, 1994

J.P. MORGAN TAX FREE INCOME FUND

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000:

                                    PAST 1 YEAR     PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------
CLASS A                              6.71%          4.53%          6.40%
--------------------------------------------------------------------------------
CLASS B                              6.68%          5.17%          6.89%
--------------------------------------------------------------------------------
LEHMAN MUNICIPAL BOND INDEX         11.68%          5.84%          7.32%
--------------------------------------------------------------------------------
LIPPER GENERAL MUNICIPAL
DEBT FUNDS INDEX                    11.10%          4.99%          6.79%
--------------------------------------------------------------------------------

The performance for Class A shares reflects the deduction of the maximum front-end sales load and the performance for Class B shares reflects the deduction of the applicable contingent deferred sales load.

Class B shares were first offered on February 16, 2001. The performance for the period before Class B shares were launched is based on the performance of Institutional Class shares of the Fund. The actual returns of Class B shares would have been lower than shown because Class B shares have higher expenses than Institutional Class shares.

Fees and expenses

This table describes the fees that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

                                MAXIMUM SALES CHARGE            MAXIMUM DEFERRED SALES
                                (LOAD) WHEN YOU BUY             CHARGE (LOAD) SHOWN AS
                                SHARES, SHOWN AS % OF THE       LOWER OF ORIGINAL PURCHASE
                                OFFERING PRICE(1)               PRICE OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------------------
CLASS A SHARES                  4.50%                           NONE
--------------------------------------------------------------------------------------------
CLASS B SHARES                  NONE                            5.00%
--------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                           TOTAL ANNUAL
                    MANAGEMENT        DISTRIBUTION       OTHER             FUND OPERATING
CLASS OF SHARES     FEES              (12b-1) FEES       EXPENSES          EXPENSES
--------------------------------------------------------------------------------------------
CLASS A             0.30%             0.25%              0.64%             1.19%
--------------------------------------------------------------------------------------------
CLASS B             0.30%             0.75%              0.64%             1.69%
--------------------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.

*     The table is based on estimated expenses for the current fiscal year.

The actual Distribution Fees for Class A shares are currently expected to be 0.00%, the actual Other Expenses for Class A and B shares are expected to be 0.45% and 0.59%, respectively and Total Annual Fund Operating Expenses for Class A and B shares are not expected to exceed 0.75% and 1.64%, respectively. That is because J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM(USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may terminate this arrangement at any time.

The table does not reflect charges or credits that you may incur if you invest through a financial institution.

J.P. MORGAN TAX FREE INCOME FUND

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvested all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:

                            1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES*             $566          $811           $1,075        $1,828
--------------------------------------------------------------------------------
CLASS B SHARES**            $672          $833           $1,118        $1,865***
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:

                            1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS B SHARES              $172          $533           $918          $1,865***
--------------------------------------------------------------------------------

*     Assumes sales charge is deducted when shares are purchased.

**    Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

--------------------------------------------------------------------------------
J.P. MORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks to provide monthly dividends that are excluded from gross income and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.

The Fund's main investment strategy

As a fundamental policy, the Fund normally invests at least 80% of its total assets in New York municipal obligations whose interest payments are:

o excluded from gross income and exempt from New York State and New York City income taxes

o     excluded from the federal alternative minimum tax on individuals

New York municipal obligations are those issued by New York State, its political subsidiaries, as well as Puerto Rico, other U.S. territories and their political subdivisions.

The Fund invests in securities that are rated as investment grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Investors Service Inc. It may also invest in unrated securities of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

The Fund seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural

J.P. MORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND

changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

The average dollar-weighted maturity of the Fund's portfolio will be between three and 10 years.

Under normal market conditions, the Fund reserves the right to invest up to 20% of its total assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or New York State and New York City personal income taxes. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

No more than 25% of total assets may be invested in any one industry, other than governments and public authorities.

The Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

The Fund may also invest in municipal lease obligations. These allow the Fund to participate in municipal lease agreements and installment purchase contracts.

The Fund may invest up to 25% of its total assets in municipal lease obligations backed by letters of credit or guarantees from U.S. and foreign banks and other foreign institutions.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in New York Intermediate Tax Free Income Fund.

The principal value of fixed-income investments tends to fall when prevailing interest rates rise.

The Fund invests primarily in New York State and its municipalities and public authorities. A number of municipal issuers, including the State of New York and New York City, have a history of financial problems. If the state, or any of the local government bodies, gets into financial trouble, it could have trouble paying interest and principal. This would hurt the Fund's returns and its ability to preserve capital and liquidity. If more than 5% of the Fund's assets are invested in any one municipality, this risk could increase.

Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Normally, the Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

J.P. MORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than a municipal security without one.

A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past one, five and ten years. It compares that performance to the Lehman New York Municipal Bond Index and the Lehman Municipal Bond Index, both widely recognized market benchmarks, and the Lipper New York Municipal Debt Funds Index.

The performance for the period before Class A shares were launched on February 16, 2001 is based on the performance of Institutional Class shares of the Fund. The actual returns of Class A shares would have been lower than shown because Class A shares have higher expenses than Institutional Class shares.

On January 1, 1997, the Fund received the assets of a common trust fund which had been maintained by Chase in a tax-free reorganization. The performance of the Fund before that date is based on the historical performance of that common trust fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

J.P. MORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares. If the load were reflected, the performance figures would have been lower.

The bars for 1991-2000 are based upon performance for Institutional Class shares of the Fund.

   [The following table was depicted as a bar chart in the printed material.]

1991           11.82%

1992            9.08%

1993           11.28%

1994           -5.81%

1995           15.42%

1996            3.06%

1997            8.46%

1998            6.45%

1999           -1.41%

2000            9.93%

--------------------------------------------------------------------------------
BEST QUARTER                                                               5.82%
--------------------------------------------------------------------------------
                                                               1st quarter, 1995

--------------------------------------------------------------------------------
WORST QUARTER                                                             -4.27%
--------------------------------------------------------------------------------
                                                               1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000:

                                    PAST 1 YEAR     PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------
CLASS A                              4.99%          4.26%          6.16%
--------------------------------------------------------------------------------
CLASS B                              4.93%          4.90%          6.65%
--------------------------------------------------------------------------------
LEHMAN MUNICIPAL BOND INDEX         11.68%          5.84%          7.32%
--------------------------------------------------------------------------------
LEHMAN NEW YORK MUNICIPAL
BOND INDEX                          12.01%          6.17%          7.96% @
--------------------------------------------------------------------------------
LIPPER NEW YORK MUNICIPAL
DEBT FUNDS INDEX                    12.16%          4.88%          6.82%
--------------------------------------------------------------------------------

@ Reflects the average annual return since inception (June, 1993). The benchmark lacks ten years of history.

The performance for Class A shares reflects the deduction of the maximum front-end sales load and the performance for Class B shares reflects the deduction of the applicable contingent deferred sales load.

Class B shares were first offered on February 16, 2001. The performance for the period before Class B shares were launched is based on the performance of Institutional Class shares of the Fund. The actual returns of Class B shares would have been lower than shown because Class B shares have higher expenses than Institutional Class shares.

J.P. MORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND

Fees and expenses

This table describes the fees that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

                                MAXIMUM SALES CHARGE            MAXIMUM DEFERRED SALES
                                (LOAD) WHEN YOU BUY             CHARGE (LOAD) SHOWN AS
                                SHARES, SHOWN AS % OF THE       LOWER OF ORIGINAL PURCHASE
                                OFFERING PRICE(1)               PRICE OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------------------
CLASS A SHARES                  4.50%                           NONE
--------------------------------------------------------------------------------------------
CLASS B SHARES                  NONE                            5.00%
--------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                           TOTAL
                                                                           ANNUAL FUND
                    MANAGEMENT        DISTRIBUTION       OTHER             OPERATING
CLASS OF SHARES     FEES              (12b-1) FEES       EXPENSES          EXPENSES
--------------------------------------------------------------------------------------------
CLASS A             0.30%             0.25%              0.63%             1.18%
--------------------------------------------------------------------------------------------
CLASS B             0.30%             0.75%              0.63%             1.68%
--------------------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.

*     The table is based on estimated expenses for the current fiscal year.

The actual Distribution Fees for Class A shares are currently expected to be 0.00%, the actual Other Expenses for Class A and B shares are expected to be 0.45% and 0.59%, respectively and Total Annual Fund Operating Expenses for Class A and B shares are not expected to exceed 0.75% and 1.64%, respectively. That is because J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM(USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may terminate this arrangement at any time.

The table does not reflect charges or credits that you may incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvested all of your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:

                            1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES*             $565          $808           $1,070        $1,817
--------------------------------------------------------------------------------
CLASS B SHARES**            $671          $830           $1,113        $1,854***
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:

                            1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS B SHARES              $171          $530           $913          $1,854***
--------------------------------------------------------------------------------

*     Assumes sales charge is deducted when shares are purchased.

**    Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

--------------------------------------------------------------------------------
J.P. MORGAN CALIFORNIA INTERMEDIATE TAX FREE FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks to provide current income which is exempt from federal and California personal income taxes.

The Fund's main investment strategy

As a fundamental policy, the Fund normally invests at least 80% of its total assets in California municipal obligations and other securities which generate interest that is exempt from federal, California and local income taxes, and from federal alternative minimum tax on individuals.

California obligations are those issued by the State of California, its political subdivisions, authorities and corporations, U.S. territories and their political subdivisions.

The Fund invests in securities that are rated as investment grade by Moody's Investors Service, Inc., BBB or higher by Standard & Poor's Corporation or Fitch Investor Services Inc. or the equivalent rating by another national rating organization. It may also invest in unrated securities which the advisers believe are of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used.

The Fund seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers,

J.P. MORGAN CALIFORNIA INTERMEDIATE TAX FREE FUND

and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

The Fund's portfolio has an average maturity of 10 years or less.

Under normal market conditions, the Fund reserves the right to invest up to 20% of its total assets in securities that pay dividends subject to federal and California personal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

No more than 25% of total assets may be invested in any one industry, other than governments and public authorities.

The Fund may invest in money market funds to increase its ability to easily convert investments into cash without losing a significant amount of money in the process.

The Fund may also invest in municipal lease obligations. These allow participation in municipal lease agreements or installment purchase contracts.

The Fund may invest up to 25% of its total assets in municipal obligations backed by letters of credit or guarantees from U.S. and foreign banks and other foreign institutions.

There may be times when there are not enough municipal securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

How frequently the Fund will buy and sell securities will vary from year to year, depending on the market conditions.

J.P. MORGAN CALIFORNIA INTERMEDIATE TAX FREE FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in California Intermediate Tax Free Fund.

The principal value of fixed-income investments tends to fall when prevailing interest rates rise.

The Fund invests primarily in the State of California and its municipalities and public authorities. If the state or any of these local government bodies gets into financial difficulties, it could have trouble making interest and principal payments. This would diminish the Fund's returns and its ability to preserve capital and liquidity. Some California municipalities, as well as the State of California and certain counties, have recently encountered financial difficulties. Orange County, for instance, previously defaulted on its debt. If the Fund invests more than 5% of its assets in any one municipality, this risk could increase.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for this purpose. Some securities, such as municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Normally, the Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund may invest in municipal obligations backed by foreign institutions. These could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than a municipal security without one.

A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligations to complete the transaction.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

J.P. MORGAN CALIFORNIA INTERMEDIATE TAX FREE FUND

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past one and five years and since inception. It compares that performance to the Lehman Municipal Bond Index and the Lehman California Intermediate Municipal Bond Index, both widely recognized benchmarks for income funds, and the Lipper California Intermediate Municipal Debt Funds Average.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares. If the load were reflected, the performance figures would have been lower.

   [The following table was depicted as a bar chart in the printed material.]

1994           -3.22%

1995           14.34%

1996            4.21%

1997            7.47%

1998            6.08%

1999           -1.16%

2000           10.96%

--------------------------------------------------------------------------------
BEST QUARTER                                                               5.66%
--------------------------------------------------------------------------------
                                                               1st quarter, 1995

--------------------------------------------------------------------------------
WORST QUARTER                                                             -3.60%
-------------------------------------------------------------------------------
                                                               1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                                                       SINCE
                                                                       INCEPTION
                                        PAST 1 YEAR     PAST 5 YEARS   (7/16/93)
--------------------------------------------------------------------------------
CLASS A                                  5.97%          4.47%          4.77%
--------------------------------------------------------------------------------
LEHMAN MUNICIPAL BOND INDEX             11.68%          5.84%          6.03%
--------------------------------------------------------------------------------
LEHMAN CALIFORNIA INTERMEDIATE
MUNICIPAL BOND INDEX                     9.70%          5.57%          5.85%
--------------------------------------------------------------------------------
LIPPER CALIFORNIA INTERMEDIATE
MUNICIPAL DEBT FUNDS AVERAGE             9.48%          5.04%          5.14%
--------------------------------------------------------------------------------

The performance for Class A shares reflects the deduction of the maximum front-end sales load.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

                                MAXIMUM SALES CHARGE
                                (LOAD) WHEN YOU BUY             MAXIMUM DEFERRED SALES
                                SHARES, SHOWN AS % OF THE       CHARGE (LOAD) WHEN YOU
                                OFFERING PRICE(1)               SELL SHARES
-----------------------------------------------------------------------------------------
CLASS A                         4.50%                           NONE
-----------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                           TOTAL ANNUAL
CLASS OF            MANAGEMENT        DISTRIBUTION       OTHER             FUND OPERATING
SHARES              FEES              (12B-1) FEES       EXPENSES          EXPENSES
-----------------------------------------------------------------------------------------
CLASS A             0.30%             0.25%              1.00%             1.55%
-----------------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.

* The table is based on expenses incurred during the most recent fiscal year.

The actual Management Fees are currently expected to be 0.00%, actual Distribution Fees are expected to be 0.00%, actual Other Expenses are expected to be 0.60% and Total Annual Fund Operating Expenses are not expected to exceed 0.60%. That is because J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM(USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may terminate this arrangement at any time.

The table does not reflect charges or credits that you may incur if you invest through a financial institution.

J.P. MORGAN CALIFORNIA INTERMEDIATE TAX FREE FUND

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvested all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                             1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES*              $601          $917           $1,257        $2,212
--------------------------------------------------------------------------------

*     Assumes sales charge is deducted when shares are purchased.

--------------------------------------------------------------------------------
THE FUNDS' INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Funds' investment adviser

J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) is the investment adviser to the Funds and makes the day-to-day investment decisions for each Fund. JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan JPMFAM (USA) & Co. (J.P. Morgan JPMFAM (USA)), a bank holding company. JPMFAM
(USA) provides the Funds with investment advice and supervision. JPMFAM (USA) provides discretionary investment services to institutional clients and is located at 1211 Avenue of the Americas New York, NY 10036.

Prior to February 28, 2001 the adviser to the Funds was The Chase Manhattan Bank (Chase). During the most recent fiscal year ended, Chase was paid management fees (net of waivers), as shown below, as a percentage of average daily net assets:

                                                 Fiscal Year
Fund                                                Ended            %
--------------------------------------------------------------------------------
Tax Free Income Fund                            Aug. 31, 2000      0.24%
New York Intermediate
  Tax Free Income Fund                          Aug. 31, 2000      0.24%
California Intermediate
  Tax Free Fund                                 Aug. 31, 2000      0.00%

THE FUNDS' INVESTMENT ADVISER

Portfolio Managers

CALIFORNIA INTERMEDIATE TAX FREE FUND, TAX FREE INCOME FUND, NEW YORK INTERMEDIATE TAX FREE INCOME FUND

Pamela Hunter and Richard Taormina are responsible for the day-to-day management of each of the Funds since they began. Ms. Hunter is a Managing Director at JPMFAM (USA) and heads the team providing fixed-income strategy research and portfolio management. She has been employed at JPMFAM (USA) and its predecessors since 1980. Mr. Taormina is a Municipal Portfolio Manager and Analyst at JPMFAM (USA). He joined the company in October 1997. Before joining JPMFAM (USA), he was a Senior Municipal Bond Trader at The Vanguard Group of Investment Companies, beginning in 1990.

--------------------------------------------------------------------------------
HOW YOUR ACCOUNT WORKS
--------------------------------------------------------------------------------

About sales charges

There is a sales charge to buy shares in the Funds. There are also ongoing charges that all investors pay as long as they own their shares, as explained later. There is no sales charge on the reinvestment of distributions.

The California Intermediate Tax Free Fund offers only A shares. For the Tax Free Income Fund, and New York Intermediate Tax Free Income Fund, you have a choice of two different kinds of charges. Class A shares have a charge you pay when you invest. Class B shares have a deferred sales charge. You don't pay any charge when you buy the Class B shares, but you may have to pay a charge when you sell them, depending on how long you hold them.

There are a number of plans and special discounts which can decrease or even eliminate these charges.

This section explains how the two sales charges work.

HOW YOUR ACCOUNT WORKS

CLASS A SHARES

The initial sales charge is deducted directly from the money you invest. As the table shows, the charge is lower the more you invest. The public offering price of Class A shares is the net asset value (NAV) plus the initial sales charge. NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors.

The Fund receives the net asset value.

                     TOTAL SALES CHARGE

                     AS % OF THE    AS %
AMOUNT OF            OFFERING       OF NET
INVESTMENT           PRICE          AMOUNT
INA FUND             PER SHARE      INVESTED
--------------------------------------------
LESS THAN
$100,000             4.50%          4.71%
--------------------------------------------
$100,000 BUT
UNDER $250,000       3.75%          3.90%
--------------------------------------------
$250,000 BUT
UNDER $500,000       2.50%          2.56%
--------------------------------------------
$500,000 BUT
UNDER $1 MILLION     2.00%          2.04%
--------------------------------------------

There is no initial sales charge for investments of $1 million or more in a Fund.

CLASS B SHARES

The deferred sales charge is deducted directly from your assets when you sell your shares. It's a percentage of the original purchase price or the current value of the shares, whichever is lower. As the table shows, the deferred sales charge gets cheaper the longer you hold the shares and disappears altogether after six years. Class B shares automatically convert into Class A shares at the beginning of the ninth year after you bought them.

YEAR         DEFERRED SALES CHARGE
-----------------------------------------
1            5%
-----------------------------------------
2            4%
-----------------------------------------
3            3%
-----------------------------------------
4            3%
-----------------------------------------
5            2%
-----------------------------------------
6            1%
-----------------------------------------
7            NONE
-----------------------------------------
8            NONE
-----------------------------------------

We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distribution can be sold without a deferred sales charge.

J.P. Morgan Fund Distributors Inc. (JPM) is the distributor for the Funds. It's a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMFAM
(USA). The Tax Free Income Fund, New York Intermediate Tax Free Income Fund and Bond Fund have each adopted Rule 12b-1 distribution plans under which they pay annual distribution fees of up to 0.25% of the average daily net assets attributed to Class A shares and up to 0.75% of the average daily net assets attributed to Class B shares. The Intermediate Bond Fund has adopted a Rule 12b-1 distribution plan under which it pays annual distribution fees of up to 0.25% of the Fund's average daily net assets.

This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred. Because 12b-1 expenses are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

CLASS A OR CLASS B: WHICH IS BETTER?

Your decision about which class of shares to buy depends on a number of factors, including the amount you're buying and how long you intend to hold your shares. If you have no plans to sell your shares for at least six years and you don't want to pay an up-front sales charge, you may consider buying Class B shares.

Class A shares may be a good choice if you qualify to have the sales charge reduced or eliminated. In almost all cases, if you plan to buy $250,000 of shares or more, Class A is the most economical choice.

You should also consider the distribution and service fees, which are lower for Class A shares. These fees appear in the table called Annual operating expenses deducted from the Fund's assets.

Your investment representative should be able to advise you about the best class of shares for you.

Buying Fund shares

You can buy shares three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks.

Your representative may set different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE J.P. MORGAN FUNDS SERVICE CENTER

Complete the application form and mail it along with a check for the amount you want to invest to:

J.P. Morgan Funds Service Center,
P.O. Box 419392
Kansas City, MO 64141-6392

THROUGH A SYSTEMATIC INVESTMENT PLAN

You can make regular automatic purchases of at least $100. There's more on the Systematic Investment Plan later.

Whether you choose Class A or Class B shares, the price of the shares is based on the NAV per share. You'll pay the public offering price which is based on the next NAV calculated after the J.P. Morgan Funds Service Center accepts your instructions. Each Fund calculates its NAV once each day based on prices at the close of regular trading on the New York Stock Exchange. Each Fund generally values its assets at their market value but may use fair value if market prices are unavailable. The J.P. Morgan Funds Service Center will not accept your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.

HOW YOUR ACCOUNT WORKS

The J.P. Morgan Funds Service Center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. Normally, if the J.P. Morgan Funds Service Center receives your order in proper form by the close of regular trading on the New York Stock Exchange, we'll process your order at that day's price.

You must provide a Social Security Number or Taxpayer Identification Number when you open an account.

Each Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

--------------------------------------------------------------------------------
J.P. MORGAN FUNDS SERVICE CENTER
--------------------------------------------------------------------------------
1-800-348-4782
--------------------------------------------------------------------------------

MINIMUM INVESTMENTS
--------------------------------------------------------------------------------
TYPE OF                                           INITIAL            ADDITIONAL
ACCOUNT                                           INVESTMENT         INVESTMENTS
--------------------------------------------------------------------------------
REGULAR
ACCOUNT                                           $2,500             $100
--------------------------------------------------------------------------------
SYSTEMATIC
INVESTMENT
PLAN                                              $1,000             $100
--------------------------------------------------------------------------------
IRAs                                              $1,000             $100
--------------------------------------------------------------------------------
SEP-IRAs                                          $1,000             $100
--------------------------------------------------------------------------------
EDUCATION
IRAs                                              $  500             $100
--------------------------------------------------------------------------------

Make your check out to J.P. Morgan Funds in U.S. dollars. We won't accept credit cards, cash, or checks from a third party. You cannot sell shares you bought by check for 15 calendar days. If you buy through an Automated Clearing House, you can't sell your shares until the payment clears. This could take more than seven business days. Your purchase will be canceled if your check doesn't clear and you'll be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the J.P. Morgan Funds Service Center doesn't receive payment by 4:00 pm Eastern time on the day you buy.

If you're planning to exchange, sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays. The Funds will not issue certificates for Class A shares unless you request them and they will not issue certificates for Class B shares.

Selling Fund shares

You can sell your shares three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds you want to sell. He or she will send the necessary documents to the J.P. Morgan Funds Service Center. Your representative might charge you for this service.

THROUGH THE J.P. MORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire. If you have changed your address of record within the previous 30 days, or if you sell $25,000 or more worth of Fund shares by phone, we'll send the proceeds via electronic transfer or by wire only to a bank account on our records. We charge $10 for each transaction by wire.

Or

Send a signed letter with your instructions to:

J.P. Morgan Funds Service Center,
P.O. Box 219392
Kansas City, MO 64121-9392

THROUGH A SYSTEMATIC WITHDRAWAL PLAN

You can automatically sell as little as $50 worth of shares. See Shareholder Services for details.

You can sell your shares on any day the J.P. Morgan Funds Service Center is accepting purchase orders, either directly or through your investment representative. You'll receive the next NAV calculated after the J.P. Morgan Funds Service Center accepts your order, less any applicable sales charges.

Under normal circumstances, if the J.P. Morgan Funds Service Center receives your order before the close of regular trading on the New York Stock Exchange, a Fund will send you the proceeds the next business day. We won't accept an order to sell shares if the Fund hasn't collected your payment for the shares. Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You'll need to have signatures guaranteed for all registered owners or their legal representative if:

o     you want to sell shares with a net asset value of $100,000 or more

o you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the J.P. Morgan Funds Service Center for more details.

HOW YOUR ACCOUNT WORKS

Exchanging Fund shares

You can exchange your shares for shares of the same class of certain other J.P. Morgan Funds at net asset value. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you.

You can exchange your shares three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds you want to exchange from and to. He or she will send the necessary documents to the J.P. Morgan Funds Service Center. Your representative might charge you for this service.

THROUGH THE J.P. MORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782 to ask for details.

THROUGH A SYSTEMATIC EXCHANGE PLAN

You can automatically exchange money from one J.P. Morgan account to another of the same class. Call the J.P. Morgan Service Center for details.

If you exchange Class B shares of a Fund for Class B shares of another J.P. Morgan Fund, you will not pay a deferred sales charge until you sell the shares of the other fund. The amount of deferred sales charge will be based on when you bought the original shares, not when you made the exchange. Carefully read the prospectus of the fund you want to buy before making an exchange. You'll need to meet any minimum investment requirements.

You should not exchange shares as means of short-term trading as this could increase management cost and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the section on Statement of Additional Information to find out more about the exchange privilege.

Other information concerning the Funds

We may close your Fund account if the balance falls below $500 because you've sold shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We'll give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold a Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. A Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the J.P. Morgan Funds Service Center by phone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

The Trust has agreements with certain shareholder servicing agents (including JPMFAM (USA)) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Class A and Class B shares of a Fund held by customers of the shareholder servicing agent.

JPMFAM (USA) and/or JPM may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the Fund attributable to shares of a Fund held by customers of those shareholder servicing agents.

Each Fund may issue multiple classes of shares. This prospectus relates only to Class A shares of the California Intermediate Tax Free Fund and Class A and Class B Shares of the Tax Free Income Fund, New York Intermediate Tax Free Income Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

JPMFAM (USA) and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

Distributions and taxes

The Funds can earn income and they can realize capital gain. The Funds will deduct from these earnings any expenses and then pay to shareholders the distributions.

The Funds declare dividends daily and distribute the net investment income and tax-exempt interest income monthly. Net capital gain is

HOW YOUR ACCOUNT WORKS

distributed annually. You have three options for your distributions.

o     Reinvest all of them in additional Fund shares without a sales charge;

o Take distributions of net investment income and tax-exempt interest income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

o Take all distributions in cash or as a deposit in a pre-assigned bank account.

If you don't select an option when you open your account, we'll reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends won't be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income are not subject to federal income taxes but will generally be subject to state and local taxes. However, for the New York Tax Free Intermediate Income Fund, New York residents will not have to pay New York State or New York City personal income taxes on tax-exempt income from New York municipal obligations. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is only a general summary of tax implications of investing in the Funds. Please consult your tax adviser to see how investing in a Fund will affect your own tax situation.

--------------------------------------------------------------------------------
SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

SYSTEMATIC INVESTMENT PLAN

You can regularly invest $100 or more in the first or third week of any month. The money is automatically deducted from your checking or savings account.

You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check to the J.P. Morgan Funds Service Center. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN

You can make regular withdrawals of $50 or more ($100 or more for Class B accounts). You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 of Class A shares or $20,000 of Class B shares to start the plan. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC EXCHANGE

You can transfer assets automatically from one J.P. Morgan account to another on a regular basis. It's a free service.

What the terms mean

COLLATERALIZED MORTGAGE

OBLIGATIONS: debt securities that are collateralized by a portfolio of mortgages or mortgage-backed securities.

DEBT SECURITIES: securities used by issuers, such as governmental entities and corporations, to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and repays the amount borrowed at the maturity date of the security. However, if a borrower issues a zero coupon debt security, it does not make regular interest payments.

DISTRIBUTION FEE: covers the cost of the distribution system used to sell shares to the public.

DOLLAR-WEIGHTED AVERAGE MATURITY: the average maturity of the Fund is the average amount of time until the issuers of the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of the debt security in the Fund's portfolio, the more weight it gets in calculating this average.

FORWARD COMMITMENTS: a type of investment where the Fund buys securities to be delivered in the future.

INTEREST RATE CAPS: financial instruments where payment occurs if an interest rate index exceeds the cap rate. The cap rate is set ahead of time and is tied to a specific index.

INVERSE FLOATERS: instruments whose interest rates move in the opposite direction from the interest rate on another security or the value of an index.

LIQUIDITY: liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: a fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MATURITY: the length of time until the issuer who sold a debt security must pay back the principal amount of the debt.

MORTGAGE-RELATED SECURITIES: securities that directly or indirectly represent an interest in, or are secured by and paid from, mortgage loans secured by real property.

MUNICIPAL LEASE OBLIGATIONS: these provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For these securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not subject to federal income taxes.

OTHER EXPENSES: miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: a type of short-term investment in which a dealer sells securities to the Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

STRIPPED OBLIGATIONS: debt securities which are separately traded.

YIELD CURVE: a measure showing the relationship among yields of similar bonds with different maturities.

ZERO COUPON SECURITIES: debt securities which do not pay regular interest payments. Instead, they are sold at substantial discounts from their value at maturity.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Financial Highlights tables are intended to help you understand the Funds' financial performance for each of the past five years (or for the periods since shares were first offered). The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions).

The following tables provide selected per share data and ratios for one Class A share and, where applicable, one Class B share outstanding throughout each period shown.

This information is supplemented by the financial statements including accompanying notes appearing in the Funds' Annual Report to Shareholders for the year ended August 31, 2000, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Funds or their Shareholder Servicing Agent.

The financial statements, which include the financial highlights, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

J.P. Morgan California Intermediate Tax Free Fund*

                                                   Year            Year             Year           Year           Year
                                                  ended           ended            ended          ended          ended
                                                8/31/00         8/31/99          8/31/98        8/31/97        8/31/96
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $9.79          $10.29           $10.07          $9.81          $9.89
-----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                          0.42            0.41             0.45           0.46           0.48
    Net gains or (losses) in securities
    (both realized and unrealized)                 0.31           (0.37)            0.32           0.26           0.01
                                                 ------           -----           ------         ------          -----
    Total from investment
    operations                                     0.73            0.04             0.77           0.72           0.49

  Less distributions:
    Dividends from net investment income           0.42            0.41             0.45           0.33           0.48
    Distributions from capital gains               0.10            0.13             0.10           0.13           0.09
                                                 ------           -----           ------         ------          -----
    Total distributions                            0.52            0.54             0.55           0.46           0.57
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $10.00           $9.79           $10.29         $10.07          $9.81
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                    7.83%           0.28%            7.81%          7.46%          5.00%
=======================================================================================================================

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                $19             $21              $24            $26            $28
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
  Expenses                                         0.60%           0.60%            0.60%          0.60%          0.60%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income                            4.35%           3.99%            4.38%          4.65%          4.77%
-----------------------------------------------------------------------------------------------------------------------
  Expenses without waivers,
  reimbursements and earnings credits              1.55%           1.46%            1.44%          1.33%          1.47%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income without waivers,
  reimbursements and earnings credits              3.40%           3.13%            3.54%          3.92%          3.90%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             116%            111%              44%            66%           188%
-----------------------------------------------------------------------------------------------------------------------

*     Formerly Chase Vista California Intermediate Tax Free Fund.

(1) Total returns are calculated before taking into account effect of front-end sales charge.

--------------------------------------------------------------------------------
J.P. Morgan     HOW TO REACH US
--------------------------------------------------------------------------------

More information

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. By law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

J.P. Morgan Fund Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

If you buy your shares through The JPMFAM (USA) Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information on-line at www.chasevista.com on the Internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090
Email: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-7843

J.P. Morgan Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

-C- 2001 J.P. Morgan Chase & Co. All Rights Reserved.         February 2001